S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 24, 2025
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Husnu Akin Babayigit	Tripledot Holdings		Co-Founder, President, Board Member
	Arcadia Gaming Advisors LLP		Managing Director
	Iron Games Limited		Director
	Vento Games Ltd		Director
	Tripledot Studios Development Company Limited		Director
	Flow games		Director
	Bold games		Director
	Layer.ai		Director
	Moonstep games		Director
	Sugar games		Director
	Bercadia Limited		Director
Orkun Kilic	Berry Street Capital Management LLP	Asset Management	Founder, CIO
	Ascendx Angel SPV LLP		Director
	Leeko Limited		Director
	Arcadia Gaming Advisors LLP		Director
	Bercadia Limited		Director
Nimika Karadia	Berry Street Capital Management LLP	Asset Management	CFO and COO
	Knowsis Limited		Director
	enNKaye Consulting Limited		Director
	Midland Robotics Ltd		Director
	Parentmonitor Ltd		Director
Debra Schwartz	H1 Insights, Inc.	Health tech	Chief Financial Officer
	Lemonade, Inc.		Director
Bedii Can Yücaoğlu	Map Capital Partners	Investment	Managing Director
	Tarkim Tarmsal Kimya Tek.San.ve Tic A.S.	Chemicals	Director
	Turkuaz Turizm Yatmm ve Tic.A.S.	Real estate	Director
	MAP E-Ticaret ve Veri Hizmetleri A.S.	Technology	Director
	Burda Bebek Drunleri San.ve Tic.A.S.	Baby products	Director
	Damarguc, Plastik San.ve Tic.A.S.		Director
	Silahtarağa Gayrimenkul Yat.A.S.	Real estate	Director
	Robust Ventures Limited		Director
Sean Davey Ryan	Enigma Lake Holdings, Inc	iGaming	CEO and Director
	LottaHoney		Director

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the Company’s securities, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Our sponsor, officers, directors and director nominees

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units (including underlying securities)	30 days after the completion of our initial business combination	Our sponsor, officers, directors and director nominees	Same as above.
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Our sponsor, officers, directors and director nominees

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.